Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,053,598
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,390,196
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,585	4,585,000
		$ 13,028,794
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,503,728
		$ 8,503,728
Total Corporate Bonds (identified cost $21,692,200)		$ 21,532,522

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	$2,500	$ 2,493,725
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,810	6,594,529
Total Tax-Exempt Mortgage-Backed Securities (identified cost $8,687,261)		$ 9,088,254

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,938,300
		$ 10,938,300
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$567	$ 249,562
		$ 249,562
Security	Principal Amount (000's omitted)	Value
Education — 4.8%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 3,221,760
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	779,516
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,166,758
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,557,599
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	500	484,445
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,577,205
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)(5)	1,500	1,543,740
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,758,349
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	547,185
5.375%, 6/15/48(1)	1,020	992,664
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	679,419
6.125%, 6/15/60(1)	800	837,312
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	4,405,280
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), (PSF Guaranteed), 4.00%, 8/15/54	2,480	2,361,654
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	92,937
4.00%, 5/1/51	500	434,745
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,135	1,148,597
5.00%, 12/1/60	1,175	1,184,377
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	902,828
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	4,300	3,704,235
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	627,938
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	723,788
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,839,740

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	$1,500	$ 1,417,275
4.50%, 5/1/59	1,235	1,177,103
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,667,275
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	316,969
5.00%, 7/1/55	460	450,078
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,437,175
4.25%, 7/1/44	2,250	2,086,582
New York Dormitory Authority, (Pace University), 5.50%, 5/1/56	1,000	1,079,130
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,503,725
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	195	191,201
5.00%, 6/15/39(1)	185	184,419
5.00%, 6/15/49(1)	260	247,952
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,138,301
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	850,991
5.00%, 4/1/40(1)	795	819,669
5.00%, 4/1/50(1)	3,250	3,283,605
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,577,560
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/54(1)	2,410	2,391,443
5.00%, 6/15/64(1)	2,250	2,190,847
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)(5)	5,735	5,742,398
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	404,958
5.00%, 11/1/52(2)	10,000	10,656,800
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,463,306
6.125%, 7/1/53(1)	3,525	3,844,083
		$ 87,694,916
Electric Utilities — 1.9%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,291,241
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$15,890	$ 14,787,234
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,345,260
South Carolina Public Service Authority:
5.25%, 12/1/54	3,180	3,414,525
5.75%, 12/1/47	10,000	11,147,400
		$ 34,985,660
Escrowed/Prerefunded — 1.0%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	$1,000	$ 1,008,460
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	14,380	16,434,327
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	621,237
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	143,024
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	31,947
		$ 18,238,995
General Obligations — 7.2%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,578,293
5.00%, 12/1/42	6,950	6,833,101
5.00%, 12/1/44	2,305	2,279,553
5.00%, 12/1/46	5,500	5,381,640
5.00%, 12/1/46	2,500	2,446,200
5.00%, 12/1/47	9,800	9,662,800
6.00%, 12/1/49	4,375	4,737,906
Chicago, IL:
5.00%, 1/1/44	7,000	7,090,090
5.25%, 1/1/38	6,750	7,194,015
5.50%, 1/1/43	2,000	2,079,000
Detroit, MI:
5.00%, 4/1/30	1,400	1,468,278
5.00%, 4/1/31	865	902,057
6.00%, 5/1/43	1,000	1,126,480
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	5,000	4,803,100
Houston, TX, 4.125%, 3/1/51(2)	6,635	6,434,358
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	7,715	7,551,519

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 12/1/42	$8,125	$ 8,285,550
5.50%, 5/1/39	1,085	1,172,972
5.50%, 3/1/47	2,000	2,159,200
5.50%, 5/1/47	2,000	2,160,240
5.75%, 5/1/45	1,115	1,210,622
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	5,000	5,312,300
Midland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,320	2,242,605
New York, NY, 4.00%, 4/1/50	9,680	9,371,014
Puerto Rico:
0.00%, 7/1/33	731	499,674
4.00%, 7/1/33	4,500	4,437,495
4.00%, 7/1/41	7,584	7,162,862
5.625%, 7/1/29	3,343	3,598,757
5.75%, 7/1/31	8,681	9,577,000
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,482,195
		$ 132,240,876
Hospital — 12.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 8,081,626
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	1,000	1,028,790
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	3,500	3,672,620
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	833,490
5.00%, 7/1/36	1,200	1,214,496
5.00%, 7/1/54	6,000	5,698,680
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	8,000	8,471,840
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	550,022
5.00%, 11/1/44	500	498,400
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	11,149,825
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,507,380
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	3,146,556
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health): (continued)
5.25%, 12/1/54	$1,000	$ 1,078,930
5.50%, 11/1/47	4,000	4,401,720
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,991,748
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,205,702
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,649,252
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 4.00%, 7/15/50	3,600	3,100,500
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,410	1,376,907
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,559,895
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,909,132
Halifax Hospital Medical Center, FL, (Daytona Beach):
4.25%, 6/1/54	3,250	3,127,540
5.25%, 6/1/54	5,000	5,361,150
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,698,191
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/42	5,500	4,466,165
5.00%, 11/1/37	4,385	4,325,452
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,668,490
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	3,730	3,598,443
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 4.375%, 2/28/54	3,000	2,884,140
Green Bonds, 5.50%, 2/28/57	2,700	2,946,861
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	6,028,484
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	8,221,383
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	4,083,320
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,004,685
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,774,972

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Muskingum County, OH, (Genesis HealthCare System Obligated Group): (continued)
5.00%, 2/15/44	$3,835	$ 3,794,694
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,624,028
5.00%, 7/1/41	1,750	1,756,073
New York Dormitory Authority, (White Plains Hospital Obligated Group), 5.25%, 10/1/49	12,045	12,801,667
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	675	640,778
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,525	6,604,083
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,561,076
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54(5)	4,000	3,867,889
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,913,377
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	2,500	2,652,875
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	10,000	9,969,300
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,921,409
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	13,465	12,975,009
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,503,840
6.00%, 9/1/53	4,000	4,473,240
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,925,480
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	631,809
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	5,000	5,407,900
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,882,860
		$ 223,224,174
Housing — 7.4%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49	$4,435	$ 4,473,718
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,564,440
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Colorado Housing and Finance Authority, (Fitzsimons Gateway Apartments), Social Bonds, (FNMA), 4.48%, 3/1/44	$3,250	$ 3,187,112
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	14,350	10,314,636
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	6,918,727
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/49	5,390	5,426,760
Florida Development Finance Corp., (The Henry Project), 5.25%, 6/1/54(1)	3,600	3,670,452
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,687,439
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44(5)	2,100	2,084,670
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	2,056,160
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	900	913,194
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,176,660
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	2,200	2,226,818
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 9/1/49	2,325	2,349,040
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.55%, 10/1/44	7,340	7,408,189
New Hampshire Business Finance Authority:
3.625%, 8/20/39	4,988	4,665,441
4.25%, 7/20/41	3,975	3,891,976
New York City Housing Development Corp., NY, Sustainability Bonds, 4.80%, 2/1/53	5,000	5,010,750
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,740,316
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,331,213
5.25%, 6/1/54	2,325	2,384,985
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,133,825
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,732,190

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	$1,250	$ 1,275,588
5.25%, 6/1/56(1)	10,000	10,233,900
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 7/1/54	500	501,700
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	860	860,000
11.00%, 7/1/31(6)	2,000	2,000,000
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,218,775
Washington Housing Finance Commission:
4.084%, 3/20/40	11,995	11,564,395
Sustainable Bonds, 3.375%, 4/20/37	8,448	7,628,776
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	1,500	1,538,940
5.50%, 7/1/59	2,000	2,128,020
West Virginia Housing Development Fund, Social Bonds, 4.45%, 11/1/49	3,570	3,565,323
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39(5)	8,000	7,886,400
		$ 135,750,528
Industrial Development Revenue — 9.9%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,752,921
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,623,360
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	7,114,754
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,502,000
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,591,392
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,446,950
(AMT), 4.70%, 1/1/52(1)	10,510	10,303,794
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	11,710	11,322,282
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,119,040
(AMT), 3.50%, 12/1/51(1)	9,250	7,214,630
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	$1,880	$ 1,896,450
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	8,004,690
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC), (AMT), 5.00%, 6/1/54	4,000	4,088,760
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	12,721,111
(AMT), 4.875%, 11/1/42(1)	1,975	1,960,721
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,562,346
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	462,029
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	7,105	7,112,318
5.50%, 6/1/33	4,375	4,404,006
(AMT), 5.625%, 11/15/30	3,860	3,878,644
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,569,800
(AMT), 5.00%, 10/1/40	18,780	19,387,908
(AMT), 5.625%, 4/1/40	10,000	10,743,000
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,705,650
Ohio Air Quality Development Authority, (Pratt Paper, LLC):
(AMT), 4.25%, 1/15/38(1)	3,000	2,984,820
(AMT), 4.50%, 1/15/48(1)	5,000	4,838,700
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,390,532
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,777,443
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	2,750	2,794,275
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	487,141
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,440,000
		$ 183,201,467
Insured - Escrowed/Prerefunded — 0.5%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,042,900
		$ 10,042,900

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.7%
Generation Park Management District, TX, (AGC), 3.75%, 9/1/49	$5,235	$ 4,616,380
Harris County Improvement District No. 18, TX:
(BAM), 3.50%, 9/1/48	1,680	1,467,463
(BAM), 3.50%, 9/1/49	1,750	1,516,777
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,387,943
(BAM), 3.50%, 3/1/49	2,895	2,458,434
		$ 12,446,997
Insured - Hospital — 1.4%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$2,125	$ 2,240,834
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	5,070,127
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	1,250	1,338,450
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51(5)	7,000	6,799,238
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	2,050,367
(AGM), 5.75%, 11/1/53	2,000	2,219,260
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	3,500	3,378,970
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	3,750	3,683,475
		$ 26,780,721
Insured - Housing — 0.1%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,349,370
		$ 2,349,370
Insured - Lease Revenue/Certificates of Participation — 0.6%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(1)	$6,000	$ 5,938,620
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	5,000	5,214,150
		$ 11,152,770
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.1%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,218,170
(NPFG), 0.00%, 11/15/26	9,395	8,747,215
(NPFG), 0.00%, 11/15/28	9,605	8,335,987
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,038,121
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	347,152
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	2,343,200
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	16,861,615
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,227,940
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	3,000	3,003,690
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,500	2,460,250
(AGM), 3.75%, 5/1/40	2,980	2,899,570
		$ 56,482,910
Insured - Transportation — 3.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,567,201
(AGM), (AMT), 5.50%, 1/1/53	12,040	12,922,411
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA, (AGM), (AMT), 4.50%, 7/1/54	1,500	1,480,875
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,996,346
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,554,978
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,233,138
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,784,200
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 4.625%, 6/30/54	8,000	7,905,760
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	5,000	5,134,550
Green Bonds, (AGM), (AMT), 5.125%, 6/30/60	11,800	12,111,402
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,635,261
		$ 68,326,122

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,700	$ 1,618,995
		$ 1,618,995
Lease Revenue/Certificates of Participation — 2.3%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,586,928
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,434,977
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,813,895
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	989,050
5.00%, 6/15/44	8,290	8,625,331
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	3,500	3,591,490
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,611,484
		$ 41,653,155
Nursing Home — 0.0%(3)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$115	$ 115,143
		$ 115,143
Other Revenue — 2.9%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,383,707
5.00%, 6/1/55	28,635	25,897,208
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,315	4,758,064
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	2,500,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,299,892
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,199,680
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,344,675
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,085,716
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	10,005,077
		$ 54,474,019
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 12.4%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,950,879
5.00%, 11/15/38	1,000	1,033,540
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	736,419
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	360	352,894
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,269,662
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	407,401
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	250,410
5.375%, 11/15/55	300	300,699
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,630,462
5.00%, 5/15/58	2,525	1,625,923
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	767,670
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	981,680
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,169,550
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	1,600	1,623,808
5.00%, 7/1/52	2,100	1,982,778
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	7,000	6,818,840
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,003,610
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,078,760
5.50%, 7/1/41	6,000	6,395,220
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	2,000	1,641,040
5.00%, 4/1/47(1)	1,000	981,450
5.00%, 4/1/54(1)	1,660	1,595,675
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,155,250
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	395	395,664
6.375%, 1/1/33	60	60,126
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,724,862

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	$400	$ 389,024
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,687,642
5.00%, 5/15/43	2,750	2,759,020
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,874,352
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group):
5.00%, 11/15/54	6,815	7,032,058
5.25%, 11/15/54	3,000	3,160,980
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,611,674
5.00%, 11/15/38(1)	1,010	1,043,684
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,300	1,331,447
5.00%, 10/1/47(1)	1,280	1,291,341
5.00%, 10/1/57(1)	2,410	2,419,616
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	1,014,094
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,299,935
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	1,000	1,056,940
5.25%, 2/1/54	1,250	1,308,638
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,480,230
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,250	1,735,537
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	585,725
5.625%, 7/1/46(1)	555	556,676
5.75%, 7/1/54(1)	1,745	1,748,263
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,380,230
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	14,831,550
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	15,342,400
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	115	114,859
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge): (continued)
4.375%, 1/1/39	$1,250	$ 1,155,713
5.00%, 1/1/49	6,000	5,548,260
North Carolina Medical Care Commission, (EveryAge), 5.00%, 9/1/54	1,340	1,358,613
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54(5)	1,665	1,693,904
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	1,000	1,031,360
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,020	7,643,534
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,653,922
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	770,370
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	1,006,340
5.25%, 5/15/47(1)	1,335	1,335,587
5.25%, 5/15/52(1)	2,750	2,706,632
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	9,409,320
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,982,111
5.00%, 4/1/38	2,500	2,525,375
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,273,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	704,461
6.75%, 11/15/51	3,250	3,076,255
6.875%, 11/15/55	200	190,072
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/56	4,265	3,464,502
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	2,050,970
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,288,980
7.00%, 9/1/59	9,000	10,235,610
Virginia Small Business Financing Authority, (Lifespire of Virginia):
4.50%, 12/1/44(5)	4,250	4,183,615
5.50%, 12/1/54(5)	2,250	2,362,905

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	$1,500	$ 1,501,080
5.00%, 7/1/46(1)	1,400	1,308,538
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,639,341
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,648,006
5.00%, 1/1/49(1)	695	642,673
5.00%, 1/1/55(1)	1,500	1,355,445
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,750	1,800,295
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	818,790
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,529,601
5.75%, 8/15/54	920	990,527
5.75%, 8/15/59	4,000	4,290,480
		$ 229,167,359
Special Tax Revenue — 7.4%
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	$9,830	$ 9,974,894
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,031,730
5.875%, 5/1/55	1,950	2,007,466
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,685	3,722,992
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	495,173
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,823,274
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	17,215	17,623,340
Middleton Community Development District A, FL, 4.75%, 5/1/55(1)	1,400	1,378,692
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	1,020	1,028,976
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	5,047,900
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(2)	$10,000	$ 10,678,100
5.50%, 11/1/45(1)(2)	10,000	11,129,700
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,400	3,474,324
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,509,162
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,727,550
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	28,623	9,398,362
0.00%, 7/1/51	27,782	6,741,302
4.75%, 7/1/53	9,834	9,766,539
5.00%, 7/1/58	24,925	24,982,078
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,212,863
South Village Community Development District, FL:
4.875%, 5/1/35	500	502,920
5.00%, 5/1/38	100	100,544
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	883	836,919
Series A2, 5.80%, 5/1/35(6)	755	520,701
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	360	328,133
Tolomato Community Development District, FL, 3.00%, 5/1/32	1,535	1,419,553
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,832,016
		$ 136,295,213
Transportation — 15.1%
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	$4,170	$ 4,297,185
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	2,025	2,039,945
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,075,530
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,502,125
(AMT), 5.00%, 1/1/53	5,915	5,998,875
(AMT), 5.50%, 1/1/55(2)	4,000	4,257,920
(AMT), Tender Option Bond Trust Receipts/Certificates, (Liq: JPMorgan Chase Bank, N.A.), 4.55%, 7/1/27(1)(7)	9,600	9,600,000
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,502,125

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	$8,385	$ 8,636,466
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	932,652
0.00%, 7/1/30	500	383,865
0.00%, 7/1/31	1,150	822,722
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	14,000	15,157,240
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,759,455
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,046,135
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	1,990,280
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,004,850
New Jersey Turnpike Authority, 4.125%, 1/1/54	3,735	3,711,918
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,509,317
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60(5)	8,000	8,466,080
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	15,220	15,775,682
Green Bonds, (AMT), 5.50%, 6/30/54	7,750	8,198,570
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,383,485
(AMT), 5.25%, 1/1/50	11,520	11,519,539
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,978,240
(AMT), 5.00%, 12/1/31	8,050	8,607,623
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	19,260	19,838,378
(AMT), 6.00%, 6/30/61	5,000	5,471,700
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,798,680
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,822,710
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,440,077
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,539,760
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,613,425
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	$5,525	$ 5,932,137
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	13,405	13,593,206
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,892,451
(AMT), 5.50%, 6/30/43	2,250	2,407,680
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	330,836
0.00%, 8/1/46	2,500	869,375
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,369,040
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project):
(AMT), 4.00%, 1/1/40	3,220	3,080,606
(AMT), 4.00%, 1/1/48	2,560	2,307,840
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	14,425,987
		$ 277,891,712
Water and Sewer — 0.8%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$2,840	$ 3,076,941
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,255,270
Texas Water Development Board, 4.25%, 10/15/51	8,900	8,880,954
		$ 15,213,165
Total Tax-Exempt Municipal Obligations (identified cost $1,730,154,878)		$1,770,535,029

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$312	$ 56,233
		$ 56,233

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 821,689
4.50%, 8/1/43(1)	1,500	1,017,150
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	2,985	2,940,165
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,360,748
		$ 6,139,752
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,365,207
		$ 10,365,207
General Obligations — 0.7%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,171,626
Chicago, IL, 7.75%, 1/1/42	4,356	4,365,409
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	777,519
Social Bonds, 3.344%, 4/1/30	125	113,321
Social Bonds, 3.644%, 4/1/34	500	434,615
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,514	1,621,481
		$ 13,483,971
Hospital — 1.0%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,623,060
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 4.80%, 8/1/42(7)	13,700	13,700,000
		$ 18,323,060
Housing — 0.7%
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	$3,985	$ 4,044,655
New York State Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.80%, 11/1/46(7)	9,195	9,195,000
		$ 13,239,655
Insured - General Obligations — 0.1%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$1,675	$ 1,674,589
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	277,503
		$ 1,952,092
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/41	$16,290	$ 6,061,835
(AGM), 0.00%, 10/1/44	8,000	2,427,280
(AGM), 0.00%, 10/1/46	15,000	3,973,200
		$ 12,462,315
Lease Revenue/Certificates of Participation — 0.5%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 781,778
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	425,914
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	7,375	7,501,703
		$ 8,709,395
Other Revenue — 0.1%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,463,153
		$ 2,463,153
Special Tax Revenue — 1.1%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,046,929
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,668,170
5.25%, 3/1/31	2,910	2,839,695
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	14,000	13,910,260
		$ 20,465,054
Total Taxable Municipal Obligations (identified cost $109,504,023)		$ 107,659,887
Total Investments — 103.5% (identified cost $1,870,038,362)		$1,908,815,692
Other Assets, Less Liabilities — (3.5)%		$ (64,228,088)
Net Assets — 100.0%		$1,844,587,604

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $314,784,866 or 17.1% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At October 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	15.1%
Others, representing less than 10% individually	87.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
High Yield Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 21,532,522	$ —	$ 21,532,522
Tax-Exempt Mortgage-Backed Securities	—	9,088,254	—	9,088,254
Tax-Exempt Municipal Obligations	—	1,770,535,029	—	1,770,535,029
Taxable Municipal Obligations	—	107,659,887	—	107,659,887
Total Investments	$ —	$1,908,815,692	$ —	$1,908,815,692
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.